Ancillary Revenue	12 Months Ended
Jul. 31, 2019
Disclosure Of Ancillary Revenue [Abstract]
Ancillary Revenue

25. Ancillary Revenue

Ancillary revenues are those sales outside of the primary business of the Company as outlined in Note 1. During the year ended July 31, 2019 the Company realized net revenues of $199 (July 31, 2018 – $Nil) related to management fees.